Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
COMMITMENTS AND CONTINGENCIES [Text Block]
NOTE 14: COMMITMENTS AND CONTINGENCIES:

As of December 31, 2011, the Company was contingently liable for letters of guarantee and letters of credit amounting to $590 (2010: $1,098) issued by various banks in favor of various organizations and the total amount was collateralized by cash deposits, which were included as a component of restricted cash.

The Company is involved in various disputes and arbitration proceedings arising in the ordinary course of business. Provisions have been recognized in the financial statements for all such proceedings where the Company believes that a liability may be probable, and for which the amounts are reasonably estimable, based upon facts known at the date the financial statements were prepared. In the opinion of management, the ultimate disposition of these matters is expected to be immaterial to the financial statements individually and in the aggregate and will not adversely affect the Company's financial position, results of operations or liquidity.

In connection with the acquisition of Horamar, Navios Logistics recorded liabilities for certain pre-acquisition contingencies amounting to $6,632 ($2,907 relating to VAT-related matters, $1,703 for withholding tax-related matters, $1,511 relating to provisions for claims and others and $511 for income tax-related matters) that were included in the allocation of the purchase price based on their respective fair values.  As it relates to these contingencies, the prior owners of Horamar agreed to indemnify Navios Logistics in the event that any of the above contingencies materialize before agreed-upon dates, extending to various dates through January 2020.  As of December 31, 2011, the remaining liability related to these pre-acquisition contingencies amounted to $2,764 ($4,674 in 2010; $6,003 in 2009) and was entirely offset by an indemnification asset for the same amount, which was reflected in other non-current assets.

On July 19, 2011, in consideration of Gunvor S.A. entering into sales of oil or petroleum products with Petrosan, Navios Logistics had undertaken to pay to Gunvor S.A. on first demand any obligations arising directly from the non-fulfillment of said contracts. The guarantee did not  exceed $1,500 and remained in full force and effective until December 31, 2011.

The Company, in the normal course of business, entered into contracts to time charter-in vessels for various periods through September 2024.

As of December 31, 2011, the Company committed to future remaining contractual deposits for the vessels to be delivered on various dates through April 2012. The future minimum commitments by period as of December 31, 2011 of the Company under its ship building contracts, were $9,291.